Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 16,690,575	$ 2,128,900	$ 8,268,367	$ 9,936,794